Long term loan and other non-current liabilities	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Long term loan and other non-current liabilities
Note 13: - Long term loan and other non-current liabilities

Long-term loan and other long-term liabilities consisted of the following as of:

	December 31,
	2022	2021
Contingent consideration	$-	$12,258
Other	1,559	841
	$1,559	$13,099